Barter Credit Usage (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012
Advertising Costs [Line Items]
Net Advertising Expense	$ 83,300	$ 83,500	$ 77,600
Barter Credit Usage
Advertising Costs [Line Items]
Net Advertising Expense	$ 2,544	$ 3,776	$ 4,712